                 ----------------------------------------------

                                   PROSPECTUS


                                   May 1, 2000


                 ----------------------------------------------

                 THE SECURITY FIRST CAPITAL STRATEGIST VARIABLE

                                ANNUITY CONTRACTS
                                 issued through
                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                       by
                      SECURITY FIRST LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").


You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by Security First Life Insurance Company ("Security First Life"), or to Security First Life Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying funds:


     FEDERATED INSURANCE SERIES

          Federated Equity Income Fund II

          Federated American Leaders Fund II

          Federated High Income Bond Fund II

          Federated Growth Strategy Fund II


     AIM VARIABLE INSURANCE FUNDS

          AIM V.I. Balanced Fund

          AIM V.I. Capital Appreciation Fund

          AIM V.I. Value Fund

          AIM V.I. International Equity Fund


     OPPENHEIMER VARIABLE ACCOUNTS FUNDS


          Oppenheimer Small Cap Growth Fund/VA

          Oppenheimer Strategic Bond Fund/VA

          Oppenheimer Main Street Growth & Income Fund/VA

          Oppenheimer Money Fund/VA


     VAN KAMPEN LIFE INVESTMENT TRUST

          Van Kampen Strategic Stock Portfolio


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

          Growth Portfolio


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

          Index 500 Portfolio


     SECURITY FIRST TRUST

          BlackRock U.S. Government Income Series

          BlackRock Equity Series


You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE FUND PROSPECTUSES.


                                                                      SF 135 PB2

An investment in any of         For more information:
these variable annuities        If you would like more information about the Security First
involves investment risk.       Capital Strategist Variable Annuity Contract, you can obtain
You could lose money you        a copy of the Statement of Additional Information ("SAI")
invest. The Contracts and       dated May 1, 2000. The SAI is legally considered a part of
the funds are:                  this Prospectus as though it were included in the
- not bank deposits or          Prospectus. The Table of Contents of the SAI appears on page
  obligations                   38 of the Prospectus. To request a free copy of the SAI or
- not federally insured or      to ask questions, write or call:
  guaranteed                    Security First Life Insurance Company
- not endorsed by any bank      P.O. Box 92193
  or government agency          Los Angeles, California 90009
- not guaranteed to achieve     Phone: (800) 284-4536
  their investment objective    The Securities and Exchange
                                Commission ("SEC") has a website
                                (http://www.sec.gov) which you may visit to view
                                this Prospectus, the SAI, or additional material
                                that also is legally considered a part of this
                                Prospectus, as well as other information.
                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR
                                DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
                                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

Glossary....................................................    4
Summary of the Contracts....................................    6
Fee Tables and Examples.....................................    9
Financial and Performance Information.......................   14
Description of Security First Life Insurance Company, The      15
  General Account, The Separate Account, The Funds and
  Service Providers.........................................
     The Security First Life Insurance Company..............   15
     The General Account....................................   15
     The Separate Account...................................   15
     The Funds..............................................   16
     Principal Underwriter..................................   18
     Servicing Agent........................................   18
     Custodian..............................................   19
Contract Charges............................................   19
     Premium Taxes..........................................   20
     Surrender Charge.......................................   20
     Administration Fees....................................   21
     Mortality and Expense Risk Charge......................   22
     Federal, State and Local Taxes.........................   22
     Free Look Period.......................................   22
Description of the Contracts................................   23
     Assignment.............................................   23
     Purchase Payments......................................   23
     Transfers..............................................   23
     Dollar Cost Averaging..................................   24
     Reallocation Election..................................   24
     Modification of the Contracts..........................   24
Accumulation Period.........................................   26
     Crediting Accumulation Units in the Separate Account...   26
     Surrender from the Separate Account....................   26
     Account Statements.....................................   27
Annuity Benefits............................................   27
     Variable Annuity Payments..............................   27
     Election of Annuity Date and Form of Annuity...........   28
     Frequency of Payment...................................   29
     Level Payments Varying Annually........................   29
     Annuity Unit Values....................................   30
Death Benefits..............................................   31
     Death Before the Annuity Date..........................   31
     Death After the Annuity Date...........................   32

                                                              PAGE
                                                              ----

Federal Tax Considerations..................................   33
     General Taxation of Annuities..........................   33
     Non-qualified Contracts................................   33
     Qualified Contracts....................................   34
     Withholding............................................   36
Voting Rights...............................................   37
Legal Proceedings...........................................   38
Additional Information......................................   38
Table of Contents of Statement of Additional Information

Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and Security First Life covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT -- The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------

Please see the section          THE CONTRACTS
"Qualified Contracts" on
page 33 for more                The Contracts may be offered to:
information.
                                - Qualified Plans such as:
                                -- Section 403(b) tax-sheltered annuities;
                                -- Section 457 deferred compensation plans;
                                -- Section 401 pension and profit sharing plans;
                                -- individual retirement annuities;
                                -- traditional Individual Retirement Accounts
                                ("IRAs");
                                -- Roth IRAs.
                                - Plans that do not qualify for special tax
                                treatment (Non-qualified Contracts); and
                                - Individuals seeking to accumulate money for
                                retirement

Please see "Transfers" on       PURCHASE PAYMENTS
page 22 for more
information.
                                Purchase Payments under the Contracts are made
                                to the General Account, the Separate Account, or
                                allocated between them. You cay buy a Contract
                                for $1,000 and add as little as $100 at any time
                                (for IRAs, the minimum is $500 for an initial
                                Purchase Payment and $100 for each additional
                                payment). There is no initial sales charge;
                                however, the charges and deductions described
                                under "Contract Charges" on page 18 will be
                                deducted from the Contract Value. You can
                                transfer amounts allocated to the Separate
                                Account:
                                - between any of the fund investment choices, at
                                any time and as many times as you choose
                                - to the General Account at any time before the
                                amount has been applied to a variable annuity
                                option
                                You can transfer amounts allocated to the
                                General Account:
                                - to the Separate Account only to be applied to
                                a Variable Annuity option

Please see "The Separate     SEPARATE ACCOUNT
Account" on page 15 and
"The Funds" on page for      Purchase Payments allocated to the Separate Account are invested at net asset value
more                         in Accumulation Units in one or more of seventeen Series, each of which invests in
information.                 one of the following seventeen Funds:
--------------------------------------------------------------------------------------------
FUNDS                                                      ADVISERS/SUBADVISERS
--------------------------------------------------------------------------------------------
 FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------
 Federated Equity Income Fund II               Federated Advisers
--------------------------------------------------------------------------------------------
 Federated American Leaders Fund II            Federated Advisers
--------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II            Federated Advisers
--------------------------------------------------------------------------------------------
 Federated Growth Strategy Fund II             Federated Advisers
--------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------
 AIM V.I. Balanced Fund                        A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund            A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                           A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
 AIM V.I. International Equity Fund            A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNTS FUNDS
--------------------------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA            OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------
 Oppenheimer Main Street Growth & Income       OppenheimerFunds, Inc.
   Fund/VA
--------------------------------------------------------------------------------------------
 Oppenheimer Money Fund/VA                     OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------
 Oppenheimer Small Cap Growth Fund/VA          OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------
 Van Kampen Strategic Stock Portfolio          Van Kampen Asset Management Inc.
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE
   PRODUCTS FUND
--------------------------------------------------------------------------------------------
 Growth Portfolio                              Fidelity Management and Research Company
                                               ("FMR")
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE
   PRODUCTS FUND II
--------------------------------------------------------------------------------------------
 Index 500 Portfolio                           FMR
--------------------------------------------------------------------------------------------
 SECURITY FIRST TRUST
--------------------------------------------------------------------------------------------

 BlackRock U.S. Government Income Series       BlackRock Financial Management, Inc.
                                               ("BlackRock")
--------------------------------------------------------------------------------------------
 BlackRock Equity Series                       BlackRock
--------------------------------------------------------------------------------------------

Please see "Contract          CHARGES AND DEDUCTIONS
Charges" on page 18 for more
information.                  The following fees and expenses apply to
                              your Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                                DAILY DEDUCTIONS
                              - Administration fee (deducted from your....                   .00041%
                              interest in the Separate Account)                      (.15% per year)
                              - Mortality and Expense Risks fee...........                  .003425%
                                                                                    (1.25% per year)
                              SURRENDER CHARGE
                              (CONTINGENT DEFERRED SALES CHARGE)
                              - Deducted if you request a full or             7% of Purchase Payment
                              partial.....................................      and amounts credited
                              withdrawal of Purchase Payments from the            to it. This charge
                                     Separate Account within seven years      decreases 1% each year
                                     after the Purchase Payment is made           after the Purchase
                                                                                    Payment is made.

                                As described later in this Prospectus, this charge will not apply to:
                                - the first withdrawal in any year of up to
                                       10% of your interest in the Separate
                                       Account and 10% of your interest
                                       in the General Account; or
                                - withdrawals made if you are confined to a hospital for at least 30 consecutive days or to a skilled nursing home for at least
                                       90 consecutive days.

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              - Payable to a state or government agency...                0% - 2.35%
                              with respect to your Contract. It may be             (3.50% in Nevada)
                                     deducted on or after the date the tax
                                     is incurred. Currently, Security
                                     First Life deducts these taxes upon
                                     annuitization.

Please see "Free Look           FREE LOOK PERIOD
Period" on page 21 for more
information.                    You may cancel your Contract within 10 days after you
                                receive it (or longer depending on state law) for a full
                                refund of all Purchase Payments (or the greater of Purchase
                                Payments or the Contract Value in some states). Purchase
                                Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look
                                Period.


                                VARIABLE ANNUITY PAYMENTS
                                You select the Annuity Date, an Annuity payment
                                option and an assumed investment return. You may
                                change any of your selections before your
                                Annuity Date. Your monthly Annuity payments will
                                start on the Annuity Date. Payments will vary
                                from year to year based on a comparison of the
                                assumed investment returns you selected with the
                                actual investment experience of the Series in
                                which the Contract Value is invested.
                                If your monthly payments from a particular
                                Series are less than $50, Security First Life
                                may change the frequency of your payments so
                                that each payment will be at least $50 from that
                                Series.
Please see "Surrender           SURRENDER
Charge" on page 19
and "Federal Tax                You may surrender all or part of your Contract Value before
Considerations" on page 32      the Annuity Date. You may not make a partial withdrawal if
for more                        it would cause your interest in any Series or the General
information.                    Account to fall below $500.
                                However, if you are withdrawing the entire
                                amount allocated to a Series; these restrictions
                                do not apply. You may be assessed a surrender
                                charge. In addition, any earnings surrendered
                                will be taxed as ordinary income and may be
                                subject to a penalty tax under the Internal
                                Revenue Code. Certain restrictions apply for
                                qualified Contracts.
Please see "Death Benefits"     DEATH BENEFIT
on page 30 for more
information.                    One of the insurance guarantees we provide you under your
                                Contract is that your Beneficiary(ies) will be protected
                                against market downturns. You name your Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial
                                withdrawals; or
                                - the Contract Value at settlement; or
                                - if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following
                                  fifth anniversary.
                                Your Beneficiary(ies) may choose to receive this
                                benefit in a lump sum or to apply it to certain
                                of the available annuity forms contained in this
                                Contract.

--------------------------------------------------------------------------------

                             FEE TABLE AND EXAMPLES
--------------------------------------------------------------------------------

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.
---------------
* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.

[The following information assumes that the entire Contract Value is in the Separate Account:]

                                   FEE TABLES

                                  YOUR EXPENSES

                                                              YEARS SINCE
                                                                        PURCHASE
                                                                         PAYMENT
                                                              WAS RECEIVED    PERCENTAGE
                                                              ------------    ----------
Surrender Charge (Deferred Sales Charge)....................  less than 1           7%
  (as a percentage of amounts accumulated with respect        1 but not 2           6%
  to a purchase payment)                                      2 but not 3           5%
                                                              3 but not 4           4%
                                                              4 but not 5           3%
                                                              5 but not 6           2%
                                                              6 but not 7           1%
                                                              7 or more             0%

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                  (AS A PERCENTAGE OF AVERAGE CONTRACT VALUE)
                   (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT)

Administration Fee..........................................   .15% per year
Mortality and Expense Risk Fees.............................  1.25% per year
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................  1.40% per year


                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)

----------------------------------------------------------------------------------------------------------------------
                              FEDERATED EQUITY      FEDERATED AMERICAN       FEDERATED HIGH        FEDERATED GROWTH
                               INCOME FUND II        LEADERS FUND II      INCOME BOND FUND II      STRATEGY FUND II
----------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee             0.55%                  0.75%                  0.60%                  0.55%
----------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses             0.39%                  0.13%                  0.19%                  0.30%
----------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                   0.94%                  0.88%                  0.79%                  0.85%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                     AIM V.I. CAPITAL                                  AIM V.I.
                                  AIM V.I.             APPRECIATION             AIM V.I.            INTERNATIONAL
                               BALANCED FUND               FUND                VALUE FUND            EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee             0.75%                  0.62%                  0.61%                  0.75%
----------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses             0.56%                  0.11%                  0.15%                  0.22%
----------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                   1.21%                  0.73%                  0.76%                  0.97%
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                              OPPENHEIMER
                                             OPPENHEIMER       MAIN STREET                         OPPENHEIMER
                                           STRATEGIC BOND       GROWTH &         OPPENHEIMER    SMALL CAP. GROWTH
                                               FUND/VA       INCOME FUND/VA     MONEY FUND/VA        FUND/VA
-----------------------------------------------------------------------------------------------------------------
 (a)    Management Fee                          0.74%             0.73%             0.45%             0.75%
-----------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses                          0.04%             0.05%             0.03%             0.59%
-----------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                                0.78%             0.78%             0.48%             1.34%
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                      VAN KAMPEN                          EQUITY        BLACKROCK
                                      STRATEGIC        INDEX 500          INCOME     U.S. GOVERNMENT
                                   STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO      INCOME SERIES    BLACKROCK EQUITY SERIES
-----------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee                  0.24              .24%             .60%             .55%             .70%
-----------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses                  0.41              .04%             .19%             .16%             .11%
-----------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                        0.65%             .28%             .79%             .71%             .81%
-----------------------------------------------------------------------------------------------------------------------

Had there been no fee waivers or expense reimbursement, expenses would have been:

[these still need to be updated]
AIM V.I. Balanced Fund:
Total Annual Expenses                           1.31%
Federated Equity Income Fund II:
Total Annual Expenses                           1.36%
Federated American Leaders Fund II:
Management Fees                                 0.75%
Total Annual Expenses                           0.89%
Van Kampen Strategic Stock:
Management Fees                                 0.50%
Total Annual Expenses                           0.91%
Van Kampen Enterprise:
Management Fees                                 0.50%
Total Annual Expenses                           0.62%
Van Kampen Strategic Stock:
Management Fees                                 0.50%
Total Annual Expenses                           0.91%

EXAMPLES
--------------------------------------------------------------------------------

                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Federated Equity        (a) upon surrender at the    (a)     $ 88      $122      $156       $268
  Income Fund II             end of the stated time
                             period
                         (b) if the Contract WAS NOT  (b)       24        73       125        268
                             surrendered
-------------------------------------------------------------------------------------------------------
 Federated American      SAME                         (a)       88       120       153        262
  Leaders Fund II                                     (b)       23        71       122        262
-------------------------------------------------------------------------------------------------------
 Federated High          SAME                         (a)       87       117       148        252
  Income Bond Fund II                                 (b)       22        69       117        252
-------------------------------------------------------------------------------------------------------
 Federated Growth        SAME                         (a)       88       119       151        258
  Strategy Fund II                                    (b)       23        70       120        258
-------------------------------------------------------------------------------------------------------
 AIM V.I. Balanced       SAME                         (a)       91       129       169        294
  Fund                                                (b)       26        80       139        294
-------------------------------------------------------------------------------------------------------
 AIM V.I. Capital        SAME                         (a)       86       116       146        246
  Appreciation Fund                                   (b)       21        67       114        246
-------------------------------------------------------------------------------------------------------
 AIM V.I. Value          SAME                         (a)       87       117       147        249
  Fund                                                (b)       22        68       116        249
-------------------------------------------------------------------------------------------------------
 AIM V.I.                SAME                         (a)       89       123       157        271
  International                                       (b)       24        74       127        271
  Equity Fund
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       87       117       148        251
  Strategic Bond                                      (b)       22        68       117        251
  Fund/VA
-------------------------------------------------------------------------------------------------------
 Oppenheimer Main        SAME                         (a)       87       117       148        251
  Street Growth &                                     (b)       22        68       117        251
  Income Fund/VA
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       84       108       133        220
  Money Fund/VA                                       (b)       19        59       102        220
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       92       133       175        307
  Small Cap                                           (b)       28        85       145        307
  Growth Fund
-------------------------------------------------------------------------------------------------------

                                                     Continued on following page

--------------------------------------------------------------------------------

                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Van Kampen              SAME                         (a)       86       113       142        238
  Strategic Stock                                     (b)       21        64       110        238
  Portfolio
-------------------------------------------------------------------------------------------------------
 Growth Portfolio        SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Index 500 Portfolio     SAME                         (a)       82       103       123        199
                                                      (b)       17        53        91        199
-------------------------------------------------------------------------------------------------------
 BlackRock U.S.          SAME                         (a)       86       115       145        244
  Government Income                                   (b)       21        66       113        244
  Series
-------------------------------------------------------------------------------------------------------
 BlackRock Equity        SAME                         (a)       87       118       149        254
  Series                                              (b)       22        69       118        254
-------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 18.

2. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account for the year ended December 31, 1999 which have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors.


                                 TWELVE
                                 MONTHS
                                  ENDED
    SEPARATE ACCOUNT SERIES     12/31/99
Series AC (Aim Capital)
   Beg. AUV $ (9/14/99)              5.00
   End. AUV $                        6.75
   End. No. Non-Qualified Aus       2,994
   End. No. Qualified Aus               0
Series AB (Aim Balanced)
   Beg. AUV $ (9/10/99)              5.00
   End. AUV $                        5.82
   End. No. Non-Qualified Aus      16,451
   End. No. Qualified Aus           2,201
Series AV (Aim Value)
   Beg. AUV $ (9/10/99)              5.00
   End. AUV $                        5.83
   End. No. Non-Qualified Aus      16,452
   End. No. Qualified Aus          10,323
Series AI (Aim International)
   Beg. AUV $ (9/14/99)              5.00
   End. AUV $                        7.26
   End. No. Non-Qualified Aus       3,363
   End. No. Qualified Aus             229
Series FDE (Federated Equity)
   Beg. AUV $ (9/10/99)              5.00
   End. AUV $                        5.45
   End. No. Non-Qualified Aus       6,209
   End. No. Qualified Aus               0
Series FDH (Federated High Income)
   Beg. AUV $ (9/14/99)              5.00
   End. AUV $                        5.03
   End. No. Non-Qualified Aus       5,370
   End. No. Qualified Aus           9,631
Series FDA (Federated American )
   Beg. AUV $ (9/10/99)              5.00
   End. AUV $                        4.88
   End. No. Non-Qualified Aus       9,844
   End. No. Qualified Aus           2,698
Series FDG (Federated Growth)
   Beg. AUV $ (9/10/99)              5.00
   End. AUV $                        7.03
   End. No. Non-Qualified Aus      15,288
   End. No. Qualified Aus           8,028
Series OG (Oppenheimer Growth)
   Beg. AUV $ (9/10/99)              5.00
   End. AUV $                        5.33
   End. No. Non-Qualified Aus      20,510
   End. No. Qualified Aus           2,997
Series OM (Oppenheimer Money)
   Beg. AUV $ (8/20/99)              5.00
   End. AUV $                        5.07
   End. No. Non-Qualified Aus      22,259
   End. No. Qualified Aus          12,621
   Yeild                            4.49%
Series OS (Oppenheimer Strategic)
   Beg. AUV $ (9/14/99)              5.00
   End. AUV $                        5.13
   End. No. Non-Qualified Aus       1,751
   End. No. Qualified Aus             341
Series OSM (Oppenheimer Small Cap)
   Beg. AUV $ (9/14/99)              5.00
   End. AUV $                        7.91
   End. No. Non-Qualified Aus       4,990
   End. No. Qualified Aus           1,219
Series FG
   Beg. AUV $ (5/24/93)             13.54
   End. AUV $                       18.36
   End. No. Non-Qualified Aus       3,294
   End. No. Qualified Aus           3,451
Series FI (index 500)
   Beg. AUV $ (6/30/93)             14.16
   End. AUV $                       16.83
   End. No. Non-Qualified Aus       2,162
   End. No. Qualified Aus           2,544
Series SU (U.S. Govt. Income Series)
   Beg. AUV $ (5/25/95)              6.22
   End. AUV $                        5.97
   End. No. Non-Qualified Aus       4,535
   End. No. Qualified Aus           7,410
Series SV (Equity Series)
   Beg. AUV $ (8/26/96)              8.67
   End. AUV $                       10.32
   End. No. Non-Qualified Aus       3,377
   End. No. Qualified Aus           4,164

--------------------------------------------------------------------------------

                      FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are     PERFORMANCE INFORMATION
based upon historical
earnings. These numbers are     From time to time, Security First may advertise the
not intended to indicate        performance of a Series. This performance information may
future results. Yields and      include:
average annual total returns
are determined in accordance    - the YIELD and EFFECTIVE YIELD of Series invested in the
with the computation methods    MONEY FUND of the Separate Account
required by the Securities
and Exchange Commission (the    - average annual total returns for the other Series of the
"SEC") in the Form N-4          Separate Account.
Registration Statement.
These methods are described     YIELD is the net income generated by an investment in the
in detail in the Statement      MONEY FUND for a specific seven-day period, expressed as a
of Additional Information.      percentage of the value of the Series' Accumulation Units.
                                Yield is an annualized figure, which means that
                                Security First Life assumes that the Series will
                                generate the same level of net income over a
                                one-year period and compounds that income on a
                                semi-annual basis. Because of the assumed
                                compounding, the Money Fund's effective yield
                                will be slightly higher than its yield. The
                                computation of yield reflects all recurring
                                charges under the Contract to all Owner
                                accounts, including the mortality and expense
                                risk charge and the administrative expense
                                charge. Yield does not reflect the possible
                                imposition of early withdrawal charges. Early
                                withdrawal charges would reduce your performance
                                experience.
                                ANNUAL RETURN measures the net income of a
                                Series and any realized or unrealized gains or
                                losses of the underlying investments in the
                                Series, over the period stated. AVERAGE ANNUAL
                                TOTAL RETURN figures are annualized and,
                                therefore, represent the average annual
                                percentage change in the value of an investment
                                in a Series over the period stated. Average
                                annual total returns are expressed for at least
                                one, five and ten year periods (or from a
                                Series' inception if the Series has been in
                                existence for less than ten years). The
                                computation of average annual total returns
                                reflects all recurring charges and applicable
                                fees under the Contract to all Owner accounts,
                                including the following:
                                - the mortality and expense risk charge,
                                - the administrative expense charge, and
                                - the applicable early surrender charge that may
                                be charged at the end of the period in question.

                                FINANCIAL INFORMATION
                                Financial Statements of the Separate Account and
                                Security First Life are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

--------------------------------------------------------------------------------

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                         THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

SECURITY FIRST LIFE INSURANCE COMPANY

Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.

MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $420 billion worth of assets under management as of December 31, 1999, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.

THE GENERAL ACCOUNT

All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by Security First Life. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits -- Level Payments Varying Annually, page
28).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Seventeen of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------
 Federated Equity       The investment objective of the Fund is to provide       Federated Advisers
 Income Fund II         above average income and capital appreciation. The Fund
                        attempts to achieve its objectives by investing at least
                        65% of its assets in income-producing equity securities.
-------------------------------------------------------------------------------------------------------------
 Federated American     The primary investment objective of the Fund is to       Federated Advisers
 Leaders Fund II        achieve long-term growth of capital. The Fund's
                        secondary objective is to provide income.
-------------------------------------------------------------------------------------------------------------
 Federated High Income  The investment objective of the Fund is to seek high     Federated Advisers
 Bond Fund II           current income. The Fund endeavors to achieve its
                        objective by investing primarily in a professionally
                        managed, diversified portfolio of fixed income
                        securities. The fixed income securities in which the
                        Fund intends to invest are lower-rated corporate debt
                        obligations, which are commonly referred to as "junk
                        bonds." Some of these fixed income securities may
                        involve equity features. Capital growth will be
                        considered, but only when consistent with the investment
                        objective of high current income.
-------------------------------------------------------------------------------------------------------------
 Federated Growth       The Fund's investment objective is capital               Federated Advisors
 Strategy Fund II       appreciation. While there is no assurance that the Fund
                        will achieve its investment objective, it endeavors to
                        do so by following the strategies and policies described
                        in this prospectus. The Fund pursues its investment
                        objective by investing primarily in common stock of
                        companies with market capitalizations above $500 million
                        that offer superior growth prospects.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Balanced      The Fund's objective is to achieve as high a total       A I M Advisors, Inc.
 Fund                   return to investors as possible, consistent with
                        preservation of capital. The Fund seeks to achieve its
                        objective by investing in a broadly diversified
                        portfolio of high-yielding securities, including common
                        stocks, preferred stocks, convertible stocks and bonds.
                        Although equity securities will be purchased primarily
                        for capital appreciation and fixed income securities
                        will be purchased primarily for income purposes, income
                        and capital appreciation potential will be considered in
                        connection with all investments.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital       The Fund's investment objective is to seek capital       A I M Advisors, Inc.
 Appreciation Fund      appreciation through investments in common stocks, with
                        emphasis on medium-sized and smaller emerging growth
                        companies. The investment adviser to the Fund will be
                        particularly interested in companies that are likely to
                        benefit from new or innovative products, services or
                        processes that should enhance such companies' prospects
                        for future growth in earnings.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund    The Fund's investment objective is to achieve long-term  A I M Advisors, Inc.
                        growth of capital by investing primarily in equity
                        securities judged by the Fund's investment adviser to
                        be undervalued relative to the current or projected
                        earnings of the companies issuing the securities, or
                        relative to current market values of assets owned by
                        the companies issuing the securities or relative to the
                        equity market generally. Income is a secondary
                        objective and would be satisfied principally from the
                        income (interest and dividends) generated by the common
                        stocks, convertible bonds and convertible preferred
                        stocks that make up the Fund's portfolio.






-------------------------------------------------------------------------------------------------------------
 AIM V.I.               The Fund's investment objective is to seek to provide    A I M Advisors, Inc.
 International Equity   long-term growth of capital by investing in a
 Fund                   diversified portfolio of international equity
                        securities the issuers of which are considered by the
                        Fund's investment adviser to have strong earnings
                        momentum. Any income realized by the Fund will be
                        incidental and will not be an important criteria in the
                        selection of portfolio securities.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Strategic  The investment objective of the Fund is to seek a high   Oppenheimer Funds, Inc.
 Bond Fund/VA           level of current income principally derived from
                        interest on debt securities and to enhance such income
                        by writing covered call options on debt securities.
                        Although the premiums received by the Fund from writing
                        covered calls are a form of capital gain, the Fund
                        generally will not make investments in securities with
                        the objective of seeking capital appreciation.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main       The objective of Growth & Income Fund is to seek a high  Oppenheimer Funds, Inc.
 Street Growth &        total return, which includes growth in the value of its
 Income Fund            Growth & Income shares as well as current income from
                        equity and debt Fund/VA securities. In seeking that
                        objective, Growth & Income may invest in equity and
                        debt securities.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Money      The objective of Money Fund is to seek the maximum       Oppenheimer Funds, Inc.
 Fund/VA                current income from investments in "money market"
                        securities consistent with low capital risk and the
                        maintenance of liquidity. The Money Fund primarily
                        invests in "money market" securities.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Small      The Fund seeks capital appreciation by investing mainly  Oppenheimer Funds, Inc.
 Cap. Growth Fund/VA    in common stocks, but can buy other equity securities,
                        such as preferred stocks and securities convertible into
                        common stock. The Fund invests primarily in securities
                        of companies with market capitalization less than $1
                        billion that the Fund's investment Manager, Oppenheimer
                        Funds, Inc., believes have favorable growth prospectus.
                        The Fund is not required to sell a security if the
                        issuers market capitalization grows above $1 billion.
                        The Fund can also buy securities of issuers having a
                        market capitalization over $1 billion, but does not
                        expect to do so to a significant degree. The Fund can
                        invest in any country, including countries with
                        developed or emerging markets, but currently emphasizes
                        investments in the U.S. and other developed markets.
                        While these stocks may be traded on stock exchanges, in
                        many cases the Fund buys over-the-counter securities,
                        which has special risks.
-------------------------------------------------------------------------------------------------------------
 Van Kampen Strategic   The investment objective of the Strategic Stock          Van Kampen Asset
 Stock Portfolio        Portfolio is to seek to provide investors with an above  Asset Management, Inc.
                        average total return through a combination of potential
                        capital appreciation and dividend income consistent with
                        the preservation of invested capital. Under normal
                        market conditions, the Fund's investment adviser seeks
                        to achieve the investment objective by investing in a
                        portfolio of high divided yielding equity securities of
                        companies included in the Dow Jones Industrial Average
                        or in the MSCI USA Index.
-------------------------------------------------------------------------------------------------------------
 VIP                    The Fund seeks to achieve capital appreciation           FMR
 Growth Portfolio       normally Fidelity Management and through the purchase
                        of common stocks (although the Research Company ("FMR")
                        portfolio's investments are not restricted to any one
                        type of security). Capital appreciation may also be
                        found in other types of securities, including bonds and
                        preferred stocks.
-------------------------------------------------------------------------------------------------------------
 VIP II Index 500       The Fund seeks investment results that correspond to     FMR
 Portfolio              the total return (i.e., the combination of capital
                        changes and income) of common stocks publicly traded in
                        the United States, as represented by the Standard &
                        Poor's 500 Composite Stock Price Index while keeping
                        transaction costs and other expenses low.
-------------------------------------------------------------------------------------------------------------
 SFT BlackRock U.S.     The Fund seeks to provide current income. The Series     Security Management:
 Government Income      pursues this objective by investing in a professionally  BlackRock (subadviser)
 Series                 managed, diversified portfolio limited primarily to
                        BlackRock U.S. Government securities.



-------------------------------------------------------------------------------------------------------------
 SFT BlackRock          The Fund seeks to provide growth of capital and income.  Security Management:
 Equity Series          The Series is managed to take advantage of trends in     BlackRock (subadviser)
                        the stock market that favor different styles of stock
                        selection (value of growth) and different sizes of
                        companies.
-------------------------------------------------------------------------------------------------------------


While the Series and their      Each Series buys and sells shares of the corresponding
comparably named Funds may      fund. These Funds invest in stocks, bonds and other
have names, investment          investments as indicated above. All dividends declared by
objectives and management       the Funds are earned by the Separate Account and reinvested.
which are identical or          Therefore, no dividends are distributed to you under the
similar to publicly             Contract. Instead, dividends generally increase the
available funds,                Accumulation or Annuity Unit Value. You pay no transaction
these are not those mutual      expenses (i.e., front-end or back-end load sales charges) as
funds. The Funds most likely    a result of the Separate Account's purchase or sale of these
will not have the same          fund shares. The Funds listed above are available
performance experience as       only by purchasing annuities and life insurance policies
any publicly available          offered by Security First Life or by other insurance
fund.                           companies and are never sold directly to the public. The
                                shares of each Fund are purchased, without sales
                                charge, for the corresponding Series at the next
                                net asset value per share determined by a Fund
                                after your payment is received by Security First
                                Life. Fund shares will be redeemed by the Series
                                to the extent necessary for Security First Life
                                to make annuity or other payments under the
                                Contracts. Each of the Funds is a portfolio or
                                series of an open-end management investment
                                company registered with the SEC under the 1940
                                Act. Registration does not involve supervision
                                by the SEC of the investment or investment
                                policies of the Funds. There can be no guarantee
                                that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered separate
described in the Fund           accounts offering variable annuity and variable life
prospectuses and their          products in addition to Security First Life's Separate
Statements of Additional        Account. In the future, a conflict may develop between one
Information. The                or more separate accounts invested in the same Fund. The
prospectuses are attached to    conflict could develop due to change in the law affecting
or accompanied by this          variable annuity products or from differences in voting
Prospectus. The Statements      instructions of owners of the different separate accounts.
of Additional Information       Security First Life monitors the Series for this type of
are available upon your         conflict and will remedy the situation if such a conflict
request.                        develops. This may include the withdrawal of amounts
                                invested in the Funds by you and other Contract
                                Owners.
                                SUBSTITUTION OF FUND SHARES
                                Security First Life may substitute shares of
                                another fund for Fund shares directly purchased
                                and apply future Purchase Payments under the
                                Contracts to the purchase of these substituted
                                shares if the shares of a Fund are no longer
                                available or further investment in such shares
                                is determined to be inappropriate by Security
                                First Life's management in view of the purposes
                                of the Contracts. However, no substitution is
                                allowed unless a majority of the Owners entitled
                                to vote (those who have invested in the Series)
                                and the SEC approves the substitution under the
                                1940 Act.
                                PRINCIPAL UNDERWRITER
                                Security First Financial, Inc., 11365 West Olympic
                                Boulevard, Los Angeles, California 90064, a broker-dealer
                                registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers,
                                Inc., is the principal underwriter for the Contracts.
                                Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.
                                SERVICING AGENT
                                SFG provides Security First Life with
                                administrative services, including: office
                                space, supplies, utilities, office equipment,
                                travel expenses and periodic reports.

CUSTODIAN

Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS SECURITY FIRST LIFE PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY SECURITY FIRST LIFE INCLUDE:

     - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY SECURITY FIRST LIFE INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

Security First Life may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.

                                PREMIUM TAXES
                                Some states assess premium taxes on the Purchase
                                Payments you make. Generally, premium taxes
                                range from 0% to 2.35% (3.50% in Nevada),
                                depending on the state. The Contracts permit
                                Security First Life to deduct any applicable
                                premium taxes from the Contract Value at or
                                after the time they are incurred. Security First
                                Life currently does not deduct for these taxes
                                at the time you make a Purchase Payment.
                                However, Security First Life will deduct the
                                total amount of premium taxes, if any, from the
                                Contract Value when you elect to begin receiving
                                Annuity payments (Annuitization).
                                SURRENDER CHARGE
The surrender charge covers     No sales charge is deducted from any Purchase Payment.
marketing expenses for the      During the accumulation phase, you can withdraw part or all
sale of Contracts, such as      of the Contract Value. In the first partial surrender in
commissions to sales            each Contract year, you can withdraw up to 10% of your
personnel and other             Contract Value in the General Account and 10% of the
promotion and acquisition       Contract Value in the Separate Account free of surrender
expenses.                       charges. If you withdraw money in excess of 10% of your
                                Contract Value, you might have to pay a
                                surrender charge on the excess amount. The
                                following schedule shows the surrender charges
                                that apply during the seven years following each
                                Purchase Payment:

                                                  NUMBER OF YEARS                         SURRENDER
                                            SINCE PURCHASE PAYMENT DATE                     CHARGE
                              -------------------------------------------------------------------------
                              Less than 1 year........................................               7%
                              1 year but less than 2..................................               6%
                              2 years but less than 3.................................               5%
                              3 years but less than 4.................................               4%
                              4 years but less than 5.................................               3%
                              5 years but less than 6.................................               2%
                              6 years but less than 7.................................               1%
                              7 years or more.........................................               0%

                                The surrender charge is calculated by
                                subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:
                                THE SURRENDER AMOUNT
                                1 -- THE PERCENTAGE SURRENDER CHARGE EXPRESSED AS A DECIMAL Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

                                Example of application of surrender charge.
                                Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000).
                                Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page 34. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.
                                EXCEPTIONS TO SURRENDER CHARGE
                                In some cases, Security First Life will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:
                                - On transfers made within your Contract;
                                - On withdrawals of Purchase payments you made over seven years ago;
                                - If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;
                                - If you withdraw no more than 10% of your account balance in any Contract Year;
                                - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement); and
                                - When you are an officer, director or full time employee of Security First Life or its affiliatesif the purchase of the Contract is for personal investment purposes only. ADMINISTRATION FEES
                                An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:
                                - the cost of policy issuance;
                                - rent;
                                - stationery and postage;
                                - telephone and travel expenses;
                                - salaries;
                                - legal, administrative, actuarial and
                                accounting fees;
                                - periodic reports; and
                                - office equipment, and custodial expenses.

Please note that deductions     MORTALITY AND EXPENSE RISK CHARGE
are made and expenses paid
out of the underlying Fund's    Security First Life charges a fee for bearing certain
assets, as well. A              mortality and expense risks under the policy. Examples of
description of these fees       these risks include a guarantee of annuity rates, the death
and expenses are described      benefits, and assuming the risk that the expense charges and
in each Fund's prospectus.      fees are less than actual administrative and operating
                                expenses. As compensation for assuming these
                                risks, Security First Life will make a daily
                                deduction from the value of the Separate
                                Account's assets equal to 1.25% per year. If
                                Security First Life has gains from the receipt
                                of the mortality and expense risk charges over
                                its cost of assuming these risks, it may use the
                                gains as it sees fit. This may include the
                                reduction of expenses incurred in distributing
                                the Contracts.
                                Security First Life may voluntarily waive a
                                portion of the mortality and administrative
                                expense risk charges. Any waiver of these
                                expenses may be terminated at any time.
                                FEDERAL, STATE AND LOCAL TAXES
                                Security First Life may in the future deduct
                                charges from the Contract Value for any taxes it
                                incurs because of the Contracts. However, no
                                deductions are being made at the present time.
                                FREE LOOK PERIOD
                                You may cancel your Contract within a certain
                                time period. This is known as a "free look."
                                Your Free Look Period is the 10-day period (or
                                longer in certain states) starting when you
                                receive your Contract. If you decide to cancel
                                your Contract, Security First Life must receive
                                your request to cancel in writing at its
                                administrative office within the 10-day period.
                                If the Contract is mailed to Security First
                                Life, it will be considered to be returned on
                                the postmark date. If the Contract is sent by
                                certified or registered mail, the date of
                                certification or registration will be considered
                                the date of its return to Security First Life.
                                The returned Contract will be treated as if
                                Security First Life never issued it, and
                                Security First Life will refund your Purchase
                                Payments or, if required by state law, the
                                greater of the Purchase Payments or the Contract
                                Value. Purchase Payments that you make to the
                                Separate Account will be allocated to the Money
                                Market Portfolio for the number of days of the
                                Free Look Period required by the state in which
                                you live. At the end of the Free Look Period,
                                the account value in the Money Market Portfolio
                                will be reallocated to the Series of the
                                Separate Account that you selected in your
                                Contract application.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

  ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

  ANNUITY UNITS

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

  MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to Security First Life. (Security First Life reserves the right to limit the number of Series to which transfers can be made.)

SECURITY FIRST LIFE'S ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA
PROGRAM")

From time to time, Security First Life may credit increased interest rates to you under programs established at no additional charge at Security First Life's discretion. If you are a new Contract owner, you may enroll in Security First Life's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by Security First Life. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:

     - death benefits;

     - deductions from Purchase Payments;

     - deductions from Contract Values for transaction charges;

     - deductions from the Separate Account for mortality and expense risk and administrative fees; and

     - guaranteed rates with respect to fixed benefits.

Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       Security First Life Insurance Company
       P.O. Box 92193
       Los Angeles, California 90009
       1 (800) 284-4536

--------------------------------------------------------------------------------

                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------

The NET INVESTMENT FACTOR is    CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT
an index of the percentage
change (adjusted for            Security First Life will credit Accumulation Units to a
distributions by the Fund       Series upon receipt of your Purchase Payment or transfer.
and the deduction of the        Security First Life determines the number of Accumulation
administration fee, and         Units to be credited to a Series by dividing the net amount
mortality and expense risk      allocated to a Series out of your Purchase Payment by the
fee) in the net asset value     value of an Accumulation Unit in the Series next computed
of the Fund in which a          following receipt of the Purchase Payment or transfer.
Series is invested, since
the preceding Valuation         SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
Date. The net investment
factor may be greater or        The current value of Accumulation Units of a particular
less than 1 depending upon      Series depends upon the investment experience of the Fund in
the Fund's investment           which the Series invests its assets. The value of
performance                     Accumulation Units is determined each business day at the
                                close of trading on the New York Stock Exchange
                                (currently 4:00 p.m. Eastern time). The value is
                                calculated by multiplying the value of an
                                Accumulation Unit in the Series on the
                                immediately preceding valuation date by the net
                                investment factor for the period since that day.
                                You bear the risk that the aggregate current
                                value invested in the Series may at any time be
                                less than, equal to or more than the amount that
                                you originally allocated to the Series.
                                SURRENDER FROM THE SEPARATE ACCOUNT You may
                                surrender all or a portion of the cash value of
                                your Contract at any time prior to the Annuity
                                Date. A surrender may result in adverse federal
                                income tax consequences to you including current
                                taxation on the distribution and a penalty tax
                                on the early withdrawal. These consequences are
                                discussed in more detail under "Federal Tax
                                Considerations" on page 32. You should consult
                                your tax adviser before making a withdrawal.
                                The cash value of your interest in the Separate
                                Account prior to the Annuity Date is determined
                                by multiplying the number of Accumulation Units
                                for each Series credited to your Contract by the
                                current value of an Accumulation Unit in the
                                Series and subtracting any applicable surrender
                                charges or fees. Security First Life will
                                determine the value of the number of
                                Accumulation Units withdrawn at the next
                                computed Accumulation Unit value. If you request
                                a partial surrender from more than one Series
                                you must specify the allocation of the partial
                                surrender among the Series. You may not make a
                                partial surrender if a withdrawal would cause
                                your interest in any Series or the General
                                Account to have an after surrender value of less
                                than $500.
                                However, if you are withdrawing the entire
                                amount allocated to a Series these restrictions
                                do not apply.
                                PAYMENT OF SURRENDER AMOUNT
                                Payment of any amount surrendered from a Series
                                will be made to you within seven days of the
                                date that Security First Life receives your
                                written request. Security First Life may suspend
                                surrenders when: - The SEC restricts trading on
                                the New York Stock Exchange or the Exchange is
                                closed for other than weekends or holidays;

     - The SEC permits the suspension of withdrawals; or

     - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period

Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 10 days from the date of the statement.

--------------------------------------------------------------------------------

                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

  ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY You
                                choose the Annuity Date and the form of Annuity
                                payment.
                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least
                                thirty-one days before Annuitization, your
                                Normal Annuity Date automatically will be the
                                later of:
                                - the Contract anniversary nearest to the
                                Annuitant's 85th birthday, or
                                - the 10th anniversary of the Contract Date. You
                                may select an optional Annuity Date that is
                                earlier than the Normal Annuity Date described
                                above. This Annuity Date may be the first day of
                                any month before the Normal Annuity Date. Please
                                note that the Qualified Contracts may require a
                                different Normal Annuity Date and may prohibit
                                the selection of certain optional Annuity Dates.
There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, Security First Life provides you with
                                five forms of Annuity payments. Each Annuity
                                payment option, except Option 5, is available on
- you, the Owner                both a Fixed and Variable Annuity basis. Option
                                5 is available on a Fixed basis only.
- the Annuitant
                                OPTION 1 -- LIFE ANNUITY
- the Beneficiary
                                You receive Annuity payments monthly during the
                                lifetime of the Annuitant. These payments stop
The Owner and the Annuitant     with the last payment due before the death of
may be the same person.         the Annuitant. Because Security First Life does
                                not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.
                                OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240
                                MONTHLY PAYMENTS CERTAIN
                                You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, Security First Life guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.
                                OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY
                                An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.
                                OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY
                                You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. Security First Life stops making payments with the last payment before the death of the last surviving payee. Security
                                First Life does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and Security
                                First Life does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

Security First Life makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

     - the mortality table specified in the Contract;

     - the age and where permitted the sex of the Annuitant;

     - the type of Annuity payment option selected, and

     - the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

     - the number of years in the payment period, and

     - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss. You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how Security First Life calculates the Annuity Unit Value for each
Series:

     - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

     - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

     - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

     - FINALLY, THE PREVIOUS ANNUITY UNIT VALUE IS MULTIPLIED BY THIS RESULT.

--------------------------------------------------------------------------------

                                 DEATH BENEFITS
--------------------------------------------------------------------------------


If you own a joint Contract     DEATH BEFORE THE ANNUITY DATE
with another person or
persons, the death of either    If you chose another person other than yourself as the
you or your co-owner will       Annuitant under your contract and the Annuitant dies, you
constitute the death of the     become the Annuitant. If you die before the Annuity Date,
Owner for Contract purposes.    whether or not you are the Annuitant, your Beneficiary(ies)
                                will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial
                                withdrawals, including amounts already applied to produce
                                Annuity payments;
                                - the Contract Value of settlement; or
                                - in the event the Contract is issued to you (or
                                you and co-owners) on or before you (or they)
                                attain age 70, the greater of the Contract Value
                                at the end of the seventh Contract Year or the
                                Contract Value at the end of each following
                                fifth Contract Year. (In each case increased by
                                later Purchase Payments and reduced by later
                                withdrawals or amount applied to an annuity pay
                                out.)
                                Your Beneficiary(ies) receive the death benefit
                                as either:
                                (1) A lump sum that must be made within five (5)
                                years of your death. or
                                (2) Annuity income under Annuity Income Options
                                One, Two or Five described in Article 7 of the
                                Contract. If your Beneficiary(ies) chooses one
                                of the Annuity income options:
                                - Payments must begin within one year of your
                                death (However, your spouse may delay
                                commencement of payments up to the date that you
                                would have reached 70 1/2.)
                                - The guaranteed period under Option Two or the
                                designated period under Option Five may not be
                                longer than the Beneficiary's life expectancy
                                under applicable tables specified by the
                                Internal Revenue Service.
                                - The Contract Value on the date of the first
                                Annuity payment will be used to determine the
                                amount of the death benefit.
                                If your spouse is your sole Beneficiary, he or
                                she may choose to succeed to your rights as
                                Owner rather than to take the death benefit. If
                                you have more than one Beneficiary living at the
                                time of your death, each will share the proceeds
                                of the death benefit equally unless you elect
                                otherwise.
                                If you outlive all of your Beneficiaries, the
                                death benefit will be paid to your estate in a
                                lump sum. No Beneficiary shall have the right to
                                assign or transfer any future payments under the
                                Options, except as provided in the election or
                                by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

     - Your Beneficiary(ies) and you die at the same time.

     - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due proof of your death is received by Security First Life.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under a Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

--------------------------------------------------------------------------------

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

                                Additional tax information is included in the SAI. (Neither
For purposes of this            this Prospectus nor the SAI addresses state, local or
Prospectus, qualified plans     foreign tax matters.)
include:
                                GENERAL TAXATION OF ANNUITIES
- SECTION 401 PLANS (pension
  and profit-sharing plans,     Congress has recognized the value of saving for retirement
  including plans for the       by providing certain tax benefits, in the form of tax
  self-employed)                deferral, for money put into an annuity. The Internal
                                Revenue Code (the "Code") governs how this money is
- SECTION 403(b) PLANS          ultimately taxed. There are different rules for Qualified
  (tax-deferred annuities)      and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.
- SECTION 457 PLANS
  (deferred compensation        You generally will not be taxed on increases in the value of
  plans)                        your Contract until a distribution occurs -- either as a
                                withdrawal or as an Annuity payment. This concept is known
- TRADITIONAL INDIVIDUAL        as tax deferral. In addition, Security First Life will not
  RETIREMENT ACCOUNTS AND       be taxed on the investment income and capital gains of the
  ANNUITIES ("IRAS")            Separate Account.

- ROTH IRAS                     NON-QUALIFIED CONTRACTS
Please note that the terms      If you are the owner of a Non-qualified Contract, you
of your particular plan, IRA    do not receive any tax benefit (deduction or
or Roth IRA may limit your      deferral of income) on Purchase Payments (for
rights otherwise available      example, there is no deduction available
under the Contract.             for Purchase Payments), but you will not be taxed on
                                increases in the value of your Contract until a distribution occurs -- either as a withdrawal (that is, a distribution made prior to Annuitization) or as Annuity payments.

A NON-QUALIFIED CONTRACT is
a Contract that is purchased
on an individual basis with
after-tax dollars and not       Any direct or indirect borrowing against the value of the
under one of the programs       Contract or pledging of the Contract as security for a loan
listed above in the             will be treated as a cash distribution under the tax law. A
description of a Qualified      lump sum taken in lieu of remaining Annuity payments will be
Contract.                       treated as a withdrawal for tax purposes.
                                If a Non-qualified Contract is owned by someone
                                other than an individual (for example, by a
                                corporation), the Contract will generally not be
                                treated as an annuity for tax purposes. For
                                these entities, any increases in the value of
                                the Contract attributable to Purchase Payments
                                made after February 28, 1986 are includible in
                                the Owner's annual income.

  Earnings are the income       WITHDRAWALS
  that your Contract
  generates.                    If you make a partial withdrawal, for tax purposes, the
                                amount withdrawn will generally be treated as first coming
  There is income in the        from earnings and then from your Purchase Payments. These
  Contract to the extent the    withdrawn earnings are includible in your gross income and
  Contract Value exceeds        are taxed at ordinary income rates.
  your investment in the
  Contract. The investment      ANNUITY DISTRIBUTIONS
  in the Contract equals the
  total Purchase Payments       When you receive an Annuity payment, part of each payment is
  you paid less any amount      considered a return of your Purchase Payments and will not
  received previously which     be taxed. The remaining portion of the Annuity payment (that
  was excludible from gross     is, any earnings) is included in your gross income and will
  income.                       be considered ordinary income for tax purposes.
                                How the Annuity payment is divided between
                                taxable and non-taxable portions depends upon
                                the period over which the Annuity payments are
                                expected to be made. Annuity payments received
                                after you have received all of your premium
                                payments are fully includible in income.
                                EARLY SURRENDER PENALTY
                                The Code also provides that income distributed
                                as an Annuity or lump sum withdrawal from a
                                Non-qualified Contract may be subject to a
                                penalty. The amount of the penalty is equal to
                                10% of the amount that is includible in income.
                                Some withdrawals will be exempt from the
                                penalty. They include any amounts:
                                - paid on or after the date you reach age 59
                                1/2;
                                - paid to your Beneficiary(ies) after you die;
                                - paid if you become totally disabled (as that
                                term is defined in the Code);
                                - paid in a series of substantially equal
                                payments made annually (or more frequently)
                                under a life or joint life expectancy Annuity;
                                - paid under an immediate Annuity;
                                - which come from Purchase Payments made prior
                                to August 14, 1982. (Other exceptions to the
                                penalty may be available, and if you are not yet
                                age 59 1/2, you should consult your tax advisor
                                to determine whether you have met all of the
                                requirements for any particular exception.) The
                                penalty also will be imposed if you elect to
                                receive payments in substantially equal
                                installments as a life or life expectancy
                                Annuity prior to age 59 1/2 and then change the
                                method of distribution before you reach the age
                                of 59 1/2. You will be assessed the penalty even
                                after age 59 1/2 if payments have not continued
                                for five years. If you are issued multiple
                                annuity contracts within a calendar year by one
                                company or its affiliates, the tax law may treat
                                these contracts as one annuity contract for
                                purposes of determining your tax on any
                                distribution. This treatment may result in
                                adverse tax consequences for you.

                                QUALIFIED CONTRACTS

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral.]

                                The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA
                                (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

  MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, 403(b) or 457 plan or a traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, in some cases, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

  EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                            TYPE OF PLAN
-----------------------------------------------------------------------------------------------------------
                                                               401             403(B)            IRA
-----------------------------------------------------------------------------------------------------------
 After you die                                                  X                X                X
 (paid to your Beneficiary(ies))
-----------------------------------------------------------------------------------------------------------
 After you become totally disabled                              X                X                X
 (as defined in the Code)
-----------------------------------------------------------------------------------------------------------
 If you separate from service after you reach age 55            X                X
-----------------------------------------------------------------------------------------------------------
 In a series of substantially equal payments made               X                X                X
 annually                                                     (after
 (or more frequently) under a life or joint life            separation
 expectancy Annuity                                       from service)
-----------------------------------------------------------------------------------------------------------
 Pursuant to a domestic relations order                         X                X
-----------------------------------------------------------------------------------------------------------

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.

  ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:


--------------------------------------------------------------------------------------------
DISTRIBUTION FROM:                MAY BE ROLLED INTO:
--------------------------------------------------------------------------------------------
  - Section 401 plan              Another Section 401 plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - Section 403(b) plan           Another Section 403(b) plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - IRA                           Another IRA;
                                  a Roth IRA (under certain conditions); or
                                  a Section 401 or 403(b) plan if the IRA contains only
                                    permissible rollover amounts
--------------------------------------------------------------------------------------------

  DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

  MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     - paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     - paid over a period of 10 years or more;

     - necessary to satisfy the minimum distribution requirements; or

     - certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

  OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. Security First Life will notify you at least annually of your right to revoke or reinstate tax withholding.

  TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide Security First Life (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

--------------------------------------------------------------------------------

                                  VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

Security First Life will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. Security First Life will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------

                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2000, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page 38.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

The Insurance Company.......................................   3
The Separate Account........................................   3
Net Investment Factor.......................................   3
Annuity Payments............................................   3
Additional Federal Income Tax Information...................   5
Obtaining Tax Advice........................................   6
Underwriters, Distribution of the Contracts.................   6
Calculation of Performance Data.............................   6
Voting Rights...............................................   8
Safekeeping of Securities...................................   8
Servicing Agent.............................................   8
Independent Auditors........................................   8
Legal Matters...............................................   8
State Regulation of Security First Life.....................   9
Financial Statements........................................   9